REVENUE - Schedule of Disaggregation of Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disaggregation of Revenue [Line Items]
Total revenue from fees, net	$ 772,814	$ 685,414	$ 445,866
Services transferred at a point in time
Disaggregation of Revenue [Line Items]
Total revenue from fees, net	734,924	661,646	420,460
Services transferred over time
Disaggregation of Revenue [Line Items]
Total revenue from fees, net	$ 37,890	$ 23,768	$ 25,406